Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Summary of Stock Option Activity and Related Information
A summary of our stock option activity and related information is as follows:

		Weighted-Average
	Stock Options	Exercise Price Per Share ($)	Remaining Contractual Term (in years)	Aggregate Intrinsic Value ($ thousands)
Outstanding at January 1, 2019	1,785,383	21.07
Granted	—	—
Exercised	—	—
Expired	(644,817)	21.66
Outstanding at December 31, 2019	1,140,566	20.73	1.43

At December 31, 2019:
Vested and expected to vest	1,140,566	20.73	1.43	—
Exercisable	968,066	19.06	0.91	—

Schedule of Key Inputs and Assumptions in Stock Option Valuation Models	The weighted-average grant date fair value of stock options granted during 2018 was $6.84 per share.

2018
Valuation model	Monte Carlo
Exercise price ($)	30.12
Expected option term (in years)	2.83
Expected volatility of the Company’s stock (%)	35.00
Risk-free interest rate (%)	2.73
Dividend yield (%)	2.66

Summary of Stock Award Activity and Related Information
A summary of our stock award activity and related information is as follows:

	PSUs	Weighted- Average Grant Date Fair Value ($)	RSUs	Weighted- Average Grant Date Fair Value ($)
Nonvested at January 1, 2019	4,270,047	25.79	59,913	30.21
Granted	2,133,512	11.10	131,676	14.10
Vested	(277,330)	27.52	(61,580)	29.84
Forfeited	(1,065,278)	25.89	—	—
Nonvested at December 31, 2019	5,060,951	19.41	130,009	14.07

At December 31, 2019:
Unrecognized cost for nonvested awards ($ thousands)	39,661		676
Weighted-average future recognition period (in years)	2.64		0.37

Schedule of Fair Value of Stock Awards Granted Including Weighted Average Grant Date Fair Value	Details of the grants are as follows:

	2019	2018	2017
PSUs granted during the year	2,133,512	1,564,083	1,723,730
Weighted-average grant date fair value ($)	11.10	28.93	17.74

RSUs granted during the year	131,676	68,142	117,745
Weighted-average grant date fair value ($)	14.10	30.23	21.12

Schedule of Stock-Based Compensation Expense
Total compensation cost for our stock-based compensation plans is recorded based on the employees’ respective functions as detailed below.

	For the year ended December 31,
($ thousands)	2019	2018	2017
Cost of services	2,131	1,923	26
Cost of product sales	430	445	(8)
Selling, general and administrative	21,409	27,702	4,628
Research and development	2,544	3,016	58
Stock-based compensation expense before income taxes	26,514	33,086	4,704
Income tax benefit	6,119	7,562	975
Total stock-based compensation, net of tax	20,395	25,524	3,729